Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Entity Registrant Name	GEOSPACE TECHNOLOGIES CORP
Amendment Flag	false
Entity Central Index Key	0001001115
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Incorporation State Country Code	TX
Entity File Number	001-13601
Entity Tax Identification Number	76-0447780
Entity Address, Address Line One	7007 Pinemont
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77040
City Area Code	(713)
Local Phone Number	986-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GEOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false